Investment Strategy - Stablecoin Reserves Portfolio [Member]	Oct. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Class
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund has adopted a policy to invest exclusively in certain eligible reserve assets that payment stablecoin issuers are permitted to maintain under the Guiding and Establishing National Innovation for U.S. Stablecoins Act (known as the “GENIUS Act”) and any regulations adopted thereunder. These eligible reserve assets include, and the Fund intends to invest only in, cash, U.S. Treasury bills, notes and bonds (“U.S. Treasury Obligations”) with a remaining maturity of 93 days or less or issued with a maturity of 93 days or less and overnight repurchase agreements collateralized by U.S. Treasury Obligations and/or cash.
The Fund intends to qualify as a “government money market fund” under federal regulations. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain  U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit and, under certain circumstances, require money market funds to impose a “liquidity fee” on redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. As a “government money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”) to seek to maintain a stable net asset value per share of $1.00.
Shares of the Fund are primarily expected to be held by stablecoin issuers to help them meet stablecoin reserve asset requirements. Shares of the Fund may also be held by investors who are not stablecoin issuers. The Fund does not invest in  stablecoins or stablecoin issuers.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Select Class
Prospectus [Line Items]
Strategy Narrative [Text Block]
The Fund has adopted a policy to invest exclusively in certain eligible reserve assets that payment stablecoin issuers are permitted to maintain under the Guiding and Establishing National Innovation for U.S. Stablecoins Act (known as the “GENIUS Act”) and any regulations adopted thereunder. These eligible reserve assets include, and the Fund intends to invest only in, cash, U.S. Treasury bills, notes and bonds (“U.S. Treasury Obligations”) with a remaining maturity of 93 days or less or issued with a maturity of 93 days or less and overnight repurchase agreements collateralized by U.S. Treasury Obligations and/or cash.
The Fund intends to qualify as a “government money market fund” under federal regulations. A “government money market fund” is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain  U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A “government money market fund” is exempt from requirements that permit and, under certain circumstances, require money market funds to impose a “liquidity fee” on redemptions. In selecting investments, the Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. As a “government money market fund,” the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7” under the “1940 Act”) to seek to maintain a stable net asset value per share of $1.00.
Shares of the Fund are primarily expected to be held by stablecoin issuers to help them meet stablecoin reserve asset requirements. Shares of the Fund may also be held by investors who are not stablecoin issuers. The Fund does not invest in  stablecoins or stablecoin issuers.
The Fund’s investments are subject to the quality, diversification, maturity, liquidity and other requirements of Rule 2a-7.